Intangible Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) license	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Goodwill	$ 547,000,000	$ 509,000,000	$ 509,000,000
Amortization expense for intangible assets	24,000,000	26,000,000	11,000,000
Estimated amortization expense
2020	25,000,000
2021	21,000,000
2022	20,000,000
2023	19,000,000
2024	$ 17,000,000
Franchise rights
Goodwill [Line Items]
Useful life	15 years
U.S. Cellular
Indefinite-lived Intangible Assets [Line Items]
Total winning bid	$ 256,000,000
U.S. Cellular
Goodwill [Line Items]
Loss on impairment			227,000,000
Goodwill			0
HMS
Goodwill [Line Items]
Loss on impairment			35,000,000
Goodwill			0
Wireline
Goodwill [Line Items]
Goodwill	$ 409,000,000	$ 409,000,000	$ 409,000,000
Auction 101 | U.S. Cellular
Indefinite-lived Intangible Assets [Line Items]
Licenses won | license	408
Auction 102 | U.S. Cellular
Indefinite-lived Intangible Assets [Line Items]
Licenses won | license	282